(Loss) Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share basic and diluted
The following table summarized the computation of basic and diluted earnings per share for the six months ended June 30, 2021 and 2020:

	Six months ended June 30,
(in thousands, except share and per share data)	2021	2020
Numerator:
Net (loss) income Available to Common Shareholders	$(89,436)	$9,523

Denominator:
Weighted-average common stock outstanding - basic and diluted	92,347,257	91,737,020
Net (loss) income per share:
Basic and diluted	$(0.97)	$0.10

The following table summarized the computation of basic and diluted earnings per share for the years ended December 31, 2020 and 2019:

(in thousands, except share data)	Year ended December 31, 2020	Year ended December 31, 2019
Numerator:
Net Income From Continuing Operations Available to Common Shareholders	$34,533	33,940

Denominator:
Weighted-average common stock outstanding - basic and diluted	91,737,020	91,737,020

Net income per share:
Basic and diluted	$0.38	0.37